Consolidated Statements of Income and Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Jul. 02, 2017	Jul. 03, 2016	Jun. 28, 2015
Income Statement [Abstract]
NET SALES	$ 417,325	$ 401,419	$ 411,475
Cost of goods sold	357,163	336,594	338,815
GROSS PROFIT	60,162	64,825	72,660
Engineering, selling, and administrative expenses	46,460	43,917	41,534
INCOME FROM OPERATIONS	13,702	20,908	31,126
Interest income	136	25	185
Equity earnings (loss) of joint ventures	666	(2,235)	(788)
Interest expense	(417)	(176)	(71)
Other income, net	2,307	668	3,481
INCOME BEFORE PROVISION FOR INCOME TAXES AND NON- CONTROLLING INTEREST	16,394	19,190	33,933
Provision for income taxes	4,284	5,068	9,382
NET INCOME	12,110	14,122	24,551
Net income attributable to non-controlling interest	4,913	4,973	3,897
NET INCOME ATTRIBUTABLE TO STRATTEC SECURITY CORPORATION	7,197	9,149	20,654
COMPREHENSIVE INCOME:
NET INCOME	12,110	14,122	24,551
Currency translation adjustments, net of tax	(426)	(5,248)	(5,133)
Pension and postretirement plan funded status adjustment, net of tax	5,768	(5,880)	(1,851)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	5,342	(11,128)	(6,984)
COMPREHENSIVE INCOME	17,452	2,994	17,567
Comprehensive income attributable to non-controlling interest	5,470	4,659	3,574
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO STRATTEC SECURITY CORPORATION	$ 11,982	$ (1,665)	$ 13,993
EARNINGS PER SHARE ATTRIBUTABLE TO STRATTEC SECURITY CORPORATION:
Basic	$ 2.01	$ 2.55	$ 5.80
Diluted	$ 1.96	$ 2.51	$ 5.66
AVERAGE SHARES OUTSTANDING:
Basic	3,588	3,559	3,515
Diluted	3,670	3,621	3,604